Note 2 - Allowance For Credit Losses: Allowance for Credit Losses on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended March 31, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$ -	$ -	$ -	$ -	$ -	$ 53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$ 8,177	$ 4,121	$ 39,180	$ 169	$ 3,511	$ 55,158
Provision for Credit Losses	2,958	1,660	10,463	73	2,986	18,140
Charge-offs	(2,549)	(1,359)	(14,131)	(6)	(1,004)	(19,049)
Recoveries	473	95	3,934	3	220	4,725
Ending Balance	$ 9,059	$ 4,517	$ 39,446	$ 239	$ 5,713	$ 58,974

	Three Months Ended
	March 31, 2020	March 31, 2019
Allowance for Credit Losses:
Beginning Balance	$ 53,000,000	$ 43,000,000
Impact of adopting ASC 326	2,158,161	-
Provision for credit losses	18,140,668	10,542,569
Charge-offs	(19,048,499)	(14,199,882)
Recoveries	4,724,230	4,157,313
Ending balance; collectively evaluated for impairment	$ 58,974,560	$ 43,500,000

Finance Receivables Ending Balance	$ 834,292,994	$ 723,236,417